DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Deferred income tax [Abstract]
Schedule of changes in deferred income tax
Changes in deferred income tax are as follows:

	As of December 31,
	2017	2016

At the beginning of the year	(523,209)	(511,456)

Acquisition of business (note 3)	13,686	—
Translation differences	(1,052)	3,351
Effect of changes in tax law (note 11)	7,455	2,028
Withholding tax on dividend distributions (note 11)	—	(2,690)
Credits (Charges) directly to other comprehensive income	4,808	2,379
Deferred tax (charge) credit (note 11)	106,047	(16,821)

At the end of the year	(392,265)	(523,209)

Changes in deferred tax assets and liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2017

At the beginning of the year	(625,963)	(48,637)	(28,050)	(3,050)	(705,700)

Translation differences	6,907	(215)	67	(29)	6,730
Credits (Charges) directly to other comprehensive income	—	—	—	(108)	(108)
Withholding tax on dividend distributions	—	—	—	—	—
Effect of changes in tax law	17,293	185	352	11	17,841
Income statement credit (charge)	61,924	(8,339)	8,939	1,120	63,644

At the end of the year	(539,839)	(57,006)	(18,692)	(2,056)	(617,593)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2017

At the beginning of the year	53,188	7,488	56,297	65,518	182,491

Translation differences	(501)	(273)	—	(7,008)	(7,782)
Acquisition of business (note 3)	—	—	—	13,686	13,686
Credits (Charges) directly to other comprehensive income	—	—	—	4,916	4,916
Effect of changes in tax law	(2,692)	(238)	—	(7,456)	(10,386)
Income statement credit (charge)	11,106	1,223	(12,942)	43,016	42,403

At the end of the year	61,101	8,200	43,355	112,672	225,328
(1) As of December 31, 2017, the recognized deferred tax assets on tax losses amount to USD 43,355 and there are net unrecognized deferred tax assets of USD 1.2 billion and unrecognized tax losses amounting to USD 1.9 billion. These two last effects are connected to the acquisition of Ternium Brasil (see note 3 (a)).

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2016

At the beginning of the year	(599,522)	(52,723)	(38,652)	(10,387)	(701,284)

Translation differences	5,634	360	169	181	6,344
Charges directly to other comprehensive income	—	—	—	(192)	(192)
Withholding tax on dividend distributions	—	—	—	(2,690)	(2,690)
Effect of changes in tax law	1,062	(103)	1,433	6	2,398
Income statement credit (charge)	(33,137)	3,829	9,000	10,032	(10,276)

At the end of the year	(625,963)	(48,637)	(28,050)	(3,050)	(705,700)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2016

At the beginning of the year	45,368	6,193	67,784	70,483	189,828

Translation differences	(2,399)	(289)	—	(305)	(2,993)
Charges directly to other comprehensive income	—	—	—	2,571	2,571
Effect of changes in tax law	17	(3)	—	(384)	(370)
Income statement credit (charge)	10,202	1,587	(11,487)	(6,847)	(6,545)

At the end of the year	53,188	7,488	56,297	65,518	182,491
(2) As of December 31, 2016, the recognized deferred tax assets on tax losses amount to USD 56,297 and there are no net unrecognized deferred tax assets

Schedule of deferred tax assets and liabilities
The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2017	2016

Deferred tax assets to be recovered after more than 12 months	155,350	131,407
Deferred tax assets to be recovered within 12 months	69,978	51,084
Deferred tax liabilities to be settled after more than 12 months	(558,890)	(653,503)
Deferred tax liabilities to be settled within 12 months	(58,703)	(52,197)

	(392,265)	(523,209)